First Trust Short Duration High Income Fund
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 49.5%
	Application Software – 11.6%
$151,315	ConnectWise, LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.96%	09/30/28	$151,371
837,123	Epicor Software Corp., First Lien Term Loan C, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.70%	07/30/27	838,651
1,611,521	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.45%	10/01/27	1,570,427
756,331	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.45%	12/01/27	757,987
118,348	Informatica Corp., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.20%	10/29/28	118,363
1,035,284	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 6.25%, 0.00% Floor	11.58%	02/23/29	996,243
455,678	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.58%	04/20/28	447,027
23,244	ION Trading Technologies Limited, Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.20%	04/01/28	22,922
1,395,283	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.18%	08/31/27	637,177
692,481	McAfee Corp. (Condor Merger Sub, Inc.), Tranche B-1 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.20%	02/28/29	687,633
132,106	N-Able, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.40%	07/19/28	132,271
739,370	Open Text Corp. (GXS), 2023 Replacement Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.18%	01/31/30	740,483
102,593	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.50% Floor	10.06%	10/31/30	102,935
353,983	RealPage, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 6.50%, 0.75% Floor	11.95%	04/22/29	354,559
696,549	RealPage, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.45%	04/24/28	682,817
1,165,811	SolarWinds Holdings, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.59%	02/05/27	1,168,487
551,117	Ultimate Kronos Group (UKG, Inc.), 2024 Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.81%	02/15/31	552,495
				9,961,848
	Asset Management & Custody Banks – 1.5%
767,146	Edelman Financial Engines Center, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	8.95%	04/07/28	763,257
494,486	Edelman Financial Engines Center, LLC, Term Loan Second Lien, 1 Mo. CME Term SOFR + CSA + 6.75%, 0.00% Floor	12.20%	07/20/26	496,093
				1,259,350
	Automotive Retail – 0.5%
428,005	Mavis Tire Express Services Topco Corp., 2024 Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.08%	05/04/28	428,687
	Broadcasting – 0.9%
746,921	Sinclair Television Group, Inc., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.95%	09/30/26	730,769
	Building Products – 0.1%
100,219	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.88%	02/25/29	98,769

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Casinos & Gaming – 0.6%
$466,582	Golden Nugget, Inc. (Fertitta Entertainment, LLC), Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.33%	01/27/29	$465,863
81,875	Scientific Games Holdings L.P. (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.58%	04/04/29	81,330
				547,193
	Commercial Printing – 0.7%
664,162	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	10.43%	10/29/28	632,236
	Education Services – 0.2%
159,195	Ascensus Holdings, Inc. (Mercury), First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	08/02/28	158,847
	Electronic Equipment & Instruments – 0.9%
274,371	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	11/03/28	271,724
491,001	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.64%	08/20/25	471,854
				743,578
	Health Care Facilities – 0.2%
186,936	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	08/24/28	187,380
	Health Care Services – 1.0%
616,437	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	09/30/28	615,238
217,146	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.45%	11/01/28	217,175
				832,413
	Health Care Supplies – 1.1%
982,500	Medline Borrower, L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.45%	10/21/28	981,935
	Health Care Technology – 8.6%
981,177	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.58%	02/15/29	969,525
330,301	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	9.70%	12/16/25	325,021
307,904	Ensemble RCM, LLC (Ensemble Health), 2024 Refi Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.32%	08/20/29	307,952
98,830	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.95%	03/10/28	98,583
1,087,242	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.70%	03/10/28	1,082,893
980,098	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.45%	10/23/26	981,941
2,864,114	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.45%	08/27/25	2,870,759

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$788,219	Zelis Payments Buyer, Inc., Term Loan B-2, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.07%	09/28/29	$788,384
				7,425,058
	Industrial Machinery & Supplies & Components – 1.3%
307,482	Copeland (Emerald Debt Merger Sub, LLC/EMRLD), Initial Term Loan, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.31%	05/31/30	307,925
97,614	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	10/21/28	97,718
309,549	Filtration Group Corp., 2023 Extended Term Loan, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.70%	10/21/28	310,343
432,637	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	9.08%	07/31/27	433,245
				1,149,231
	Insurance Brokers – 9.1%
840,735	Alliant Holdings I, LLC, Term Loan B-6, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.83%	11/06/30	843,442
244,882	AmWINS Group, Inc., Feb. 2023 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.20%	02/19/28	244,510
329,019	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	02/12/27	328,320
343,835	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.83%	02/12/27	343,118
489,796	AssuredPartners, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.95%	02/12/27	489,000
81,663	BroadStreet Partners, Inc., 2023 Term B Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.08%	01/26/29	81,714
1,345,481	BroadStreet Partners, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.45%	01/27/27	1,343,543
1,516,135	HUB International Limited, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.57%	06/20/30	1,518,743
33,423	Hyperion Insurance Group LTD (aka - Howden Group), 2023 Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.33%	04/18/30	33,447
398,982	IMA Financial Group, Inc., Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.20%	11/01/28	399,231
247,720	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.70%	02/13/27	248,424
1,146,944	OneDigital Borrower, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.68%	11/16/27	1,147,667
129,488	Ryan Specialty Group, LLC, 2024 Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.08%	09/01/27	129,698
655,727	USI, Inc., 2023-B New Term Loan, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.35%	11/22/29	655,901
				7,806,758
	Integrated Telecommunication Services – 1.9%
1,080,899	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	9.26%	01/31/26	1,061,308
260,925	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	9.64%	08/14/26	254,630
346,663	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 4.33%, 0.50% Floor	9.66%	03/09/27	295,168
				1,611,106

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	IT Consulting & Other Services – 0.3%
$248,744	CDK Global, Inc. (Central Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.35%	07/06/29	$249,521
	Managed Health Care – 0.3%
263,941	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.90%	08/31/28	253,053
	Metal, Glass & Plastic Containers – 0.1%
101,743	ProAmpac PG Borrower LLC, First Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 4.50%, 0.75% Floor	9.80%-9.87%	09/15/28	102,093
	Other Diversified Financial Services – 0.2%
157,000	Worldpay (GTCR W Merger Sub LLC/Boost Newco LLC), Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.33%	12/31/30	157,213
	Other Specialty Retail – 0.5%
491,817	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.86%	03/04/28	462,979
	Paper & Plastic Packaging Products & Materials – 0.8%
71,389	Graham Packaging Company, L.P., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	8.45%	08/04/27	71,372
266,185	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.70%	02/05/26	266,684
312,725	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	09/24/28	313,255
				651,311
	Pharmaceuticals – 0.6%
471,693	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	11/15/28	471,004
	Property & Casualty Insurance – 0.9%
778,488	Sedgewick Claims Management Services, Inc., 2023 Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.08%	02/24/28	779,660
	Research & Consulting Services – 2.6%
852,754	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.08%	01/31/31	852,754
1,242,699	Dun & Bradstreet Corp., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.09%	01/18/29	1,243,786
144,150	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	05/30/26	144,376
				2,240,916
	Restaurants – 1.2%
1,019,460	IRB Holding Corp. (Arby’s/Inspire Brands), 2024 Replacement Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.21%	12/15/27	1,018,538
	Security & Alarm Services – 0.6%
500,000	Garda World Security Corp., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	9.62%	02/01/29	501,015

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialized Finance – 0.2%
$260,648	Radiate Holdco, LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.70%	09/25/26	$212,080
	Systems Software – 0.1%
102,870	SUSE (Marcel Bidco LLC), New Term Loan B3, Daily CME Term SOFR + CSA + 4.50%, 0.50% Floor	9.82%-9.91%	10/31/30	103,405
	Trading Companies & Distributors – 0.9%
713,444	SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	06/04/28	710,619
42,517	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.71%	06/04/28	42,345
				752,964
	Total Senior Floating-Rate Loan Interests			42,510,910
	(Cost $43,378,703)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 33.5%
	Aerospace & Defense – 0.1%
111,000	TransDigm, Inc. (c)	6.75%	08/15/28	112,955
	Application Software – 1.1%
530,000	Alteryx, Inc. (c)	8.75%	03/15/28	568,035
456,000	GoTo Group, Inc. (c)	5.50%	08/31/27	188,103
219,000	UKG, Inc. (c) (d)	6.88%	02/01/31	221,738
				977,876
	Automotive Parts & Equipment – 0.1%
87,000	Caliber Collision (Wand Newco 3, Inc.) (c)	7.63%	01/30/32	89,908
	Automotive Retail – 0.3%
250,000	Mavis Tire Express Services Topco Corp. (c)	6.50%	05/15/29	230,016
	Broadcasting – 5.6%
533,000	Gray Television, Inc. (c)	7.00%	05/15/27	521,602
785,000	iHeartCommunications, Inc.	8.38%	05/01/27	487,266
625,000	iHeartCommunications, Inc. (c)	4.75%	01/15/28	467,706
2,258,000	Nexstar Media, Inc. (c)	5.63%	07/15/27	2,200,770
57,000	Sinclair Television Group, Inc. (c)	5.13%	02/15/27	53,649
1,157,000	Sirius XM Radio, Inc. (c)	3.13%	09/01/26	1,080,864
				4,811,857
	Cable & Satellite – 5.1%
2,212,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (c)	5.13%	05/01/27	2,135,091
433,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (c)	6.38%	09/01/29	421,908
200,000	CSC Holdings, LLC (c)	11.25%	05/15/28	202,802
3,001,000	CSC Holdings, LLC (c)	5.75%	01/15/30	1,591,610
				4,351,411
	Casinos & Gaming – 2.1%
50,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (c)	4.63%	01/15/29	45,789
860,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (c)	6.75%	01/15/30	774,148

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Casinos & Gaming (Continued)
$1,000,000	VICI Properties 1, LLC (c)	5.75%	02/01/27	$998,255
				1,818,192
	Commercial Printing – 0.3%
250,000	Multi-Color Corp. (LABL, Inc.) (c)	10.50%	07/15/27	239,417
	Environmental & Facilities Services – 0.6%
500,000	Waste Pro USA, Inc. (c)	5.50%	02/15/26	484,850
	Health Care Services – 1.2%
50,000	DaVita, Inc. (c)	4.63%	06/01/30	44,278
1,121,000	Global Medical Response, Inc. (c)	6.50%	10/01/25	962,042
				1,006,320
	Health Care Supplies – 0.3%
250,000	Medline Borrower L.P. (c)	5.25%	10/01/29	233,325
	Health Care Technology – 1.1%
965,000	Verscend Escrow Corp. (c)	9.75%	08/15/26	969,584
	Household Products – 0.3%
250,000	Energizer Holdings, Inc. (c)	6.50%	12/31/27	249,119
	Industrial Machinery & Supplies & Components – 0.6%
500,000	Emerald Debt Merger Sub, LLC (c)	6.63%	12/15/30	505,660
	Insurance Brokers – 2.4%
1,109,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (c)	6.75%	10/15/27	1,083,648
215,000	AmWINS Group, Inc. (c)	4.88%	06/30/29	200,862
125,000	HUB International Limited (c)	7.25%	06/15/30	128,675
625,000	HUB International Limited (c)	7.38%	01/31/32	640,451
				2,053,636
	Integrated Telecommunication Services – 1.0%
472,000	Zayo Group Holdings, Inc. (c)	4.00%	03/01/27	359,460
748,000	Zayo Group Holdings, Inc. (c)	6.13%	03/01/28	498,688
				858,148
	Managed Health Care – 0.1%
139,000	MPH Acquisition Holdings, LLC (c)	5.75%	11/01/28	110,725
	Metal, Glass & Plastic Containers – 2.9%
1,500,000	Berry Global, Inc. (c)	5.63%	07/15/27	1,488,567
1,000,000	Owens-Brockway Glass Container, Inc. (c)	6.63%	05/13/27	996,752
				2,485,319
	Packaged Foods & Meats – 0.0%
44,000	Shearer’s Foods LLC (Fiesta Purchaser, Inc.)	7.88%	03/01/31	44,000
	Paper & Plastic Packaging Products & Materials – 1.4%
1,086,000	Graham Packaging Co., Inc. (c)	7.13%	08/15/28	970,352
282,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC (c)	4.00%	10/15/27	263,195
				1,233,547
	Specialized Finance – 0.1%
118,000	Radiate HoldCo, LLC/Radiate Finance, Inc. (c)	4.50%	09/15/26	91,364

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Systems Software – 5.0%
$258,000	Boxer Parent Co., Inc. (c)	9.13%	03/01/26	$258,870
250,000	Oracle Corp.	6.15%	11/09/29	266,881
3,867,000	SS&C Technologies, Inc. (c)	5.50%	09/30/27	3,799,707
				4,325,458
	Trading Companies & Distributors – 1.8%
1,500,000	United Rentals, Inc. (c)	6.00%	12/15/29	1,522,126
	Total Corporate Bonds and Notes			28,804,813
	(Cost $31,158,979)
FOREIGN CORPORATE BONDS AND NOTES – 5.9%
	Application Software – 2.3%
1,000,000	Open Text Corp. (c)	6.90%	12/01/27	1,038,160
1,019,000	Open Text Corp. (c)	3.88%	02/15/28	947,364
				1,985,524
	Automotive Parts & Equipment – 1.4%
1,206,000	Clarios Global LP (Power Solutions) (c)	8.50%	05/15/27	1,204,955
	Data Processing & Outsourced Services – 0.5%
459,000	Paysafe Finance PLC/Paysafe Holdings US Corp. (c)	4.00%	06/15/29	409,854
	Metal, Glass & Plastic Containers – 0.6%
510,000	Trivium Packaging Finance B.V. (c)	5.50%	08/15/26	498,403
	Restaurants – 0.5%
500,000	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s) (c)	4.00%	10/15/30	447,310
	Security & Alarm Services – 0.6%
500,000	Garda World Security Corp. (c)	7.75%	02/15/28	509,219
	Total Foreign Corporate Bonds and Notes			5,055,265
	(Cost $4,969,358)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
26,696	Akorn, Inc. (e) (f) (g)	1,468
	(Cost $306,038)
RIGHTS – 0.0%
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (g) (h) (i) (j)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (g) (h) (i) (j)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS – 8.8%
7,533,927	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (k)	7,533,927
	(Cost $7,533,927)
	Total Investments – 97.7%	83,906,383
	(Cost $87,347,005)
	Net Other Assets and Liabilities – 2.3%	1,946,955
	Net Assets – 100.0%	$85,853,338

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks,such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the
Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $33,061,931 or 38.5%
of net assets.

(d)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2024. Interest will begin accruing on the security’s first settlement date.
(e)	This issuer has filed for protection in bankruptcy court.
(f)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(g)	Non-income producing security.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(k)	Rate shown reflects yield as of January 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$42,510,910	$—	$42,510,910	$—
Corporate Bonds and Notes*	28,804,813	—	28,804,813	—
Foreign Corporate Bonds and Notes*	5,055,265	—	5,055,265	—
Common Stocks*	1,468	—	1,468	—
Rights*	— **	—	—	— **
Money Market Funds	7,533,927	7,533,927	—	—
Total Investments	$83,906,383	$7,533,927	$76,372,456	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of January 31, 2024, the Fund held a restricted security as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	26,696	$0.06	$306,038	$1,468	0.00%*
* Amount is less than 0.01%.